Goodwill and Intangible Assets - Schedule of Weighted Average Useful Lives of Definite-Lived Intangible Assets (Details) - NV5 Global, Inc. [Member]	6 Months Ended	12 Months Ended
	Jun. 28, 2025	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives	2 years 6 months	10 years 1 month 6 days	12 years 10 months 24 days	7 years 6 months
Trade name
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives	1 year 3 months 18 days	1 year 8 months 12 days	3 years 7 months 6 days	1 year 9 months 18 days
Customer backlog
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives	1 year	1 year	1 year 6 months	1 year 4 months 24 days
Non-compete
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives	3 years 8 months 12 days	3 years 8 months 12 days	3 years 7 months 6 days	3 years 7 months 6 days
Developed technology
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives			6 years 9 months 18 days